Schedule of Valuation accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Valuation Reserve [Member]
Valuation Allowances and Reserves, Balance	€ 728	€ 741	€ 737	€ 934
Charges to costs and expenses	275	172	225
Deductions: write-off provided in prior periods	(288)	(168)	(422)
Allowance for deferred tax assets [Member]
Valuation Allowances and Reserves, Balance	19,212	23,125	22,543	20,375
Charges to costs and expenses	218	1,143	2,168
Deductions: write-off provided in prior periods	(4,131)	(561)	0
Allowance for Doubtful Accounts [Member]
Valuation Allowances and Reserves, Balance	1,091	1,274	1,094	€ 1,602
Charges to costs and expenses	124	323	186
Deductions: write-off provided in prior periods	€ (307)	€ (143)	€ (693)